Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Property, Plant, and Equipment at Original Cost	The following table represents the components of Washington Gas' Property, Plant and Equipment at original cost.

	December 31,
($ In millions)	2019		2018
Distribution, transmission and storage	$5,148.1	86.3%	$4,888.4	85.7%
General, miscellaneous and intangibles	543.2	9.1%	542.9	9.5%
Construction work in progress (CWIP)	271.6	4.6%	271.6	4.8%
Total	5,962.9	100.0%	5,702.9	100.0%

Changes in Asset Retirement Obligations

Changes in Asset Retirement Obligations
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Year Ended September 30,
(In millions)	2019	2018	2018	2017
Asset retirement obligations at beginning of the period	$308.1	$305.5	$298.9	$206.6
Liabilities incurred in the period	1.7	—	1.4	2.0
Revaluation of asset retirement obligation	(101.0)	—	—	89.5
Liabilities settled in the period	(7.4)	—	(7.3)	(7.2)
Accretion expense	10.2	2.6	12.5	8.0
Asset retirement obligations at the end of the period(a)	$211.6	$308.1	$305.5	$298.9
(a)Includes short-term asset retirement obligations of $4.8 million, $7.3 million, $7.3 million and $7.1 million for calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017, respectively.

Accounting standards adopted in the current fiscal year	The following Notes have been impacted by the change: Note 4 — Regulated Operations, Note 9 — Income Taxes, Note 10 — Pension and Other Post — Retirement Benefit Plans, Note 17 — Accumulated Other Comprehensive Income (Loss), Note 19 — Comparative Data, and Note 20 — Quarterly Financial Information.

	December 31, 2019			December 31, 2018
(In thousands)	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted
Balance Sheets
Regulatory assets — Pension and other post-retirement benefits	$39,435	$4,643	$44,078	$86,493	$7,917	$94,410
Common shareholder’s equity	$1,572,196	$6,396	$1,578,592	$1,562,573	$8,957	$1,571,530
Regulatory liabilities — Other post-retirement benefits	$199,665	$(3,995)	$195,670	$121,345	$(4,180)	$117,165
Deferred income taxes	$462,475	$2,242	$464,717	$454,248	$3,140	$457,388

	Calendar Year Ended December 31, 2019			Three Months Ended December 31, 2018
(In thousands)	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted
Statements of Operations
Other income (expense) — net	$9,478	$(3,656)	$5,822	$3,494	$(1,449)	$2,045
Income tax expense (benefit)	$19,032	$(949)	$18,083	$7,847	$(376)	$7,471
Net income (loss)	$99,812	$(2,707)	$97,105	$49,173	$(1,073)	$48,100
Statements of Comprehensive Income
Other comprehensive income (loss), net of taxes	$11,536	$146	$11,682	$(4,797)	$71	$(4,726)
Comprehensive income (loss)	$111,348	$(2,561)	$108,787	$44,376	$(1,002)	$43,374
Condensed Statements of Cash Flows
Net income	$99,812	$(2,707)	$97,105	$49,173	$(1,073)	$48,100
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Accrued/deferred pension and other post-retirement benefit cost (benefit)	$(1,466)	$3,656	$2,190	$(330)	$1,449	$1,119
Deferred income taxes — net	$19,690	$(949)	$18,741	$8,012	$(376)	$7,636

	Fiscal Year Ended September 30, 2018			Fiscal Year Ended September 30, 2017
(In thousands)	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted
Statements of Operations
Other income (expense) — net	$(7,592)	$3,366	$(4,226)	$(545)	$7,702	$7,157
Income tax expense (benefit)	$(25,863)	$874	$(24,989)	$79,840	$1,999	$81,839
Net income (loss)	$(26,642)	$2,492	$(24,150)	$131,792	$5,703	$137,495
Statements of Comprehensive Income
Other comprehensive income (loss), net of taxes	$2,692	$(161)	$2,531	$3,308	$(294)	$3,014
Comprehensive income (loss)	$(23,950)	$2,331	$(21,619)	$135,100	$5,409	$140,509
Condensed Statements of Cash Flows
Net income	$(26,642)	$2,492	$(24,150)	$131,792	$5,703	$137,495
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Accrued/deferred pension and other post-retirement benefit cost (benefit)	$11,127	$(3,366)	$7,761	$22,547	$(7,702)	$14,845
Deferred income taxes — net	$(26,435)	$874	$(25,561)	$77,586	$1,999	$79,585

Statements of Shareholder's Equity	Retained Earnings			Accumulated Other Comprehensive Loss, Net of Taxes
(In thousands)	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted
Balance, September 30, 2016	586,662	2,314	588,976	(7,830)	(95)	(7,925)
Net income (loss)	131,792	5,703	137,495
Other comprehensive income				3,308	(294)	3,014
Dividends declared:
Common stock	(86,443)		(86,443)
Preferred stock	(1,320)		(1,320)
Balance, September 30, 2017	$630,691	8,017	$638,708	$(4,522)	(389)	(4,911)
Net income (loss)	(26,642)	2,492	(24,150)	—
Other comprehensive income				4,176	(161)	4,015
Stock-based compensation(a)	4,197		4,197	—
ASU 2018-02 adoption impact (b)	1,484		1,484	(1,484)		(1,484)
Dividends declared:
Common stock	(89,568)		(89,568)	—
Preferred stock	(1,320)		(1,320)	—
Balance, September 30, 2018	$518,842	$10,509	$529,351	$(1,830)	$(550)	$(2,380)
Net income	49,173	(1,073)	48,100
Other comprehensive income				(4,797)	71	(4,726)
Dividends declared:
Common stock	(24,237)		(24,237)
Preferred stock	(330)		(330)
Balance, December 31, 2018	$543,448	$9,436	$552,884	$(6,627)	$(479)	$(7,106)
Net income	99,812	(2,707)	97,105
Other comprehensive income				11,536	146	11,682
Loss on preferred stock extinguishment	(556)		(556)
Dividends declared:
Common stock	(100,000)		(100,000)
Preferred stock	(1,169)		(1,169)
Balance, December 31, 2019	$541,535	$6,729	$548,264	$4,909	$(333)	$4,576
The following tables represent accounting standards adopted by Washington Gas during the calendar year ended December 31, 2019, and other newly issued accounting standards that will be adopted by Washington Gas in the future.

ACCOUNTING STANDARDS ADOPTED IN CALENDAR YEAR 2019
Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases (Topic 842), ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-11, Targeted Improvements, and ASU 2018-20, Narrow-Scope Improvements for Lessors, including other subsequent ASUs clarifying the guidance.

ASU 2016-02 requires recognition of a right-to-use asset and lease liability by lessees on the statement of financial position and disclosure of key information about leasing arrangements. Lessor accounting remains substantially unchanged but the standard modifies what qualifies as a sales-type and direct financing lease and eliminated real-estate specific provisions. The standard requires application using a modified retrospective approach.

ASU 2018-01 provides an optional election not to evaluate existing and expired land easements not previously accounted for as a lease.

ASU 2018-11 allows entities to elect to report comparative periods presented after adoption under the old lease standard (ASC Topic 840, Leases) and recognize a cumulative effect adjustment to the opening balance at the date of adoption. The update also provides lessors a practical expedient not requiring the separation of lease and non-lease components provided that certain conditions are met.

ASU 2018-20 allows lessors to include and exclude certain costs from variable payments. The ASU also requires lessors to allocate certain variable payments to the lease and non-lease components when the changes in facts and circumstances on which the variable payments are based occur.

January 1, 2019
Leases, with terms longer than 12 months, for which Washington Gas is the lessee have been reflected on the balance sheet by recording an increase to non- current assets and an increase to deferred credits net of the current portion that is recorded in current liabilities. Upon adoption, Washington Gas recorded lease liabilities of $58.9 million and a right-of-use asset of $43.2 million, net of lease incentives and prepaid or deferred rent balances of $15.7 million.  Washington Gas utilized the transition practical expedients which allow entities to not have to reassess whether an arrangement contains a lease and the lease classification under the provisions of ASC Topic 842, land easements, and not separating out the lease and non-lease components for certain classes of assets. As a result of the transition practical expedients, Washington Gas’ operating leases on transition are consistent with its conclusions under ASC Topic 840, Leases. Washington Gas has also elected to present prior comparative information under ASC Topic 840. See Note 3 — Leases for further information and the new required lease disclosures.

Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities and ASU 2018-16, Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes	ASU 2017-12 amends the hedge accounting and recognition requirements by expanding an entity’s ability to hedge non-financial and financial risk components and reduce the complexity in fair value hedges of interest rate risk. Additionally, this standard eliminates the requirement to separately measure and disclose the ineffective portion of the hedge with the entire change in the fair value of a hedging instrument to be presented in the same statement of operations line as the hedged item. Early adoption is permitted.

ASU 2018-16 adds the OIS rate based on SOFR as a fifth U.S. benchmark interest rate for hedge accounting purposes. This standard should be adopted in conjunction with ASU 2017-12 if not early adopted.
		January 1, 2019	The adoption of this ASU did not have an impact to our financial statements. The guidance will only have an impact on new transactions that are entered into and where hedge accounting is elected.
ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)	The update aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements to capitalize implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Capitalized implementation costs should be presented in the statement of financial position as a prepaid expense and amortized over the term of the hosting arrangement, presented in the statements of operations in the same line items as prepayment of fees associated with the hosting arrangement. The updates in this standard may be applied on a prospective or retrospective basis. Early adoption is permitted.	January 1, 2019	We early adopted this standard on a prospective basis. The adoption of this ASU did not have a material effect on our financial statements.

OTHER NEWLY ISSUED ACCOUNTING STANDARDS
Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, including other subsequent ASUs further amending and clarifying the guidance.	For credit losses on financial instruments measured at amortized cost, this standard changes the current incurred loss impairment methodology to an expected loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. In addition, entities may make a one-time irrevocable election on certain eligible financial instruments to elect fair value treatment on an instrument-by-instrument basis. Early adoption is permitted.	January 1, 2020	Cash equivalents, trade accounts receivable, unbilled revenue, and contract assets are within the scope of the new standard. We will make a one-time election to measure our cash equivalents at fair value. We analyzed our current methodology to recognize estimated credit losses and we will be making adjustments to our current methodology at adoption to meet the requirements of the new standard. These changes are not expected to have a material effect on our financial statements.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement	This update modifies the disclosure requirements on fair value measurements. Early adoption is permitted.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-01, Leases (Topic 842) Codification Improvements	This update addresses the determination of the fair value of the underlying asset by lessors that are not manufacturers or dealers, provides guidance for the presentation of the statement of cash flows for sales-type and direct financing leases, and clarifies transition disclosures related to the adoption of ASC 842.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans	This standard modifies the disclosure requirements related to defined benefit pension and other postretirement plans. Early adoption is permitted.	December 31, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes	As part of FASB's Simplification Initiative, this standard amends ASC Topic 740 by removing certain exceptions to the general principles and clarifying and amending other current guidance.	January 1, 2021	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.

Other newly issued accounting standards

OTHER NEWLY ISSUED ACCOUNTING STANDARDS
Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, including other subsequent ASUs further amending and clarifying the guidance.	For credit losses on financial instruments measured at amortized cost, this standard changes the current incurred loss impairment methodology to an expected loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. In addition, entities may make a one-time irrevocable election on certain eligible financial instruments to elect fair value treatment on an instrument-by-instrument basis. Early adoption is permitted.	January 1, 2020	Cash equivalents, trade accounts receivable, unbilled revenue, and contract assets are within the scope of the new standard. We will make a one-time election to measure our cash equivalents at fair value. We analyzed our current methodology to recognize estimated credit losses and we will be making adjustments to our current methodology at adoption to meet the requirements of the new standard. These changes are not expected to have a material effect on our financial statements.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement	This update modifies the disclosure requirements on fair value measurements. Early adoption is permitted.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-01, Leases (Topic 842) Codification Improvements	This update addresses the determination of the fair value of the underlying asset by lessors that are not manufacturers or dealers, provides guidance for the presentation of the statement of cash flows for sales-type and direct financing leases, and clarifies transition disclosures related to the adoption of ASC 842.	January 1, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans	This standard modifies the disclosure requirements related to defined benefit pension and other postretirement plans. Early adoption is permitted.	December 31, 2020	It is not expected that the adoption of this standard will have a material effect on our financial statements.
ASU 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes	As part of FASB's Simplification Initiative, this standard amends ASC Topic 740 by removing certain exceptions to the general principles and clarifying and amending other current guidance.	January 1, 2021	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.